Label	Element	Value
FIRST INVESTORS LIFE SERIES FUND FOR INCOME
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 3, 2015

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2014

In “The Funds Summary Section” for the Fund For Income, under the heading “Principal Risks”, the paragraph headed “Syndicated Bank Loan Risk” is deleted in its entirety and replaced with the following:

Floating Rate Loan Risk. The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES FUND FOR INCOME